Discontinued Operations	9 Months Ended
Dec. 31, 2011
Discontinued Operations
14.	Discontinued Operations

ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) requires that the Company and its subsidiaries reclassify the operations sold or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. Under this Codification Section, the Company and its subsidiaries report the gains on sales and the results of these operations of subsidiaries, business units, and certain properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income. Revenues and expenses generated by the operations of such subsidiaries, business units and properties recognized for the nine months and for the three months ended December 31, 2010 have also been reclassified as income from discontinued operations in the accompanying consolidated statement of income.

The Company and its subsidiary finished a liquidation of the PFI contract for hospital management business in one of its subsidiaries in Japan during the three months ended December 31, 2010. As a result, a gain of ¥33 million was recognized for the three months ended December 31, 2010. The Company sold a subsidiary, which operated hairdressing business, and a gain of ¥5,896 million was recognized for the three months ended December 31, 2010. During the three months ended September 30, 2010, the Company wound up a subsidiary in Japan that was established in order to enter into derivative business. In addition, one of the subsidiaries of the Company sold its subsidiary, which operated a consulting business in medical and nursing care field. As a result of the sale, a gain of ¥263 million was recognized for the three months ended September 30, 2010.

The Company determined to wind up a subsidiary that operated an asbestos removing business in the fiscal year ended March 31, 2011 and completed the liquidation procedure for the subsidiary during the three months ended September 30, 2011. The Company sold a subsidiary, which operated real-estate rental business, during the three months ended June 30, 2011. As a result of the sale, a gain of ¥162 million was recognized for the three months ended June 30, 2011. There was no gain or loss from selling or liquidating subsidiaries for the three months ended September 30, 2011.

The Company determined to sell a subsidiary that operated a Japanese inn and a hotel and a subsidiary that operated a golf course in Japan during the three months ended September 30, 2011 and completed the procedure during the three months ended December 31, 2011. As a result of the sale, a gain of ¥377 million was recognized for the three months ended December 31, 2011. The Company also liquidated a kumiai, which was in effect a type of SPE, seeking for rent revenue during the three months ended December 31, 2011. As a result of the liquidation, a loss of ¥37 million was recognized for the three months ended December 31, 2011.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. For the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2011, the Company and its subsidiaries recognized ¥4,993 million, ¥3,398 million and ¥1,640 million of aggregated gains and for the three months ended December 31, 2010, the Company and its subsidiaries recognized ¥10 million of aggregated losses on sales of such real estate properties, respectively. In addition, the Company and its subsidiaries determined to dispose by sale of rental properties of ¥27,486 million and ¥22,820 million which are included in investment in operating leases at March 31, 2011 and December, 31 2011, respectively.

Discontinued operations for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 consist of the following:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Revenues	¥24,125	¥7,742
Income from discontinued operations, net*	6,785	1,018

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Revenues	¥5,614	¥2,408
Income from discontinued operations, net*	3,660	(309)

*	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.